GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 14,967,589		$ 13,523,266	$ 7,465,373
Net loss	1,444,323	$ 1,373,327	6,057,893	5,231,877
Cash used in operating activities	103,466	264,216	1,674,395	1,540,167
Net loss	$ 1,524,321	$ 1,440,362	$ 6,317,373	$ 5,556,627